Other Assets (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Components of Other within Other Assts
The components of other within other assets are as
follows
:

(Canadian $ in millions)	2024	2023
Accounts receivable, prepaid expenses and other items	$3,832	$5,806
Accrued interest receivable	4,463	4,097
Bank owned life insurance policies	6,350	6,306
Leased vehicles, net of accumulated amortization	67	124
Cash collateral	9,419	9,939
Investments in associates and joint ventures	1,727	1,461
Insurance-related assets (1)	5,748	4,066
Other employee future benefits assets (Note 22)	44	81
Pension asset (Note 22)	1,252	1,225
Precious metals (2)	9,485	4,701
Total	$42,387	$37,806

(1)
Includes $1,363 million of investment properties ($1,326 million as at October 31, 2023) carried at fair value. These investment properties support our insurance contract liabilities. The fair value is determined by external independent property valuers and categorized as Level 3 (refer to Note 18 for further information on fair value levels) using models with unobservable market inputs.

(2)
Precious metals are recorded at fair value based on quoted prices in active markets.
 Changes in fair value
are
recorded in our Consolidated Statement of Income in non-interest revenue, trading revenues (losses).